CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 21.0%	Shares	Value

Communications - 1.1%

Entertainment Content - 0.1%

Activision Blizzard, Inc.	5,348	$397,570

Internet Media & Services - 0.1%

Expedia Group, Inc. (a)	3,444	322,668

Telecommunications - 0.9%

AT&T, Inc.	60,053	921,213

Verizon Communications, Inc.	71,118	2,700,351

		3,621,564

Consumer Discretionary - 1.6%

Apparel & Textile Products - 0.1%

Columbia Sportswear Company	4,796	322,771

NIKE, Inc. - Class B	2,482	206,304

		529,075

Automotive - 0.1%

General Motors Company	10,479	336,271

Consumer Services - 0.1%

Service Corporation International	7,177	414,400

Home Construction - 0.1%

Masco Corporation	7,253	338,642

Leisure Facilities & Services - 0.8%

Las Vegas Sands Corporation (a)	84,738	3,179,370

Retail - Discretionary - 0.4%

AutoZone, Inc. (a)	317	678,992

Genuine Parts Company	2,177	325,070

Home Depot, Inc. (The)	1,546	426,603

		1,430,665

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.0% (Continued)	Shares	Value

Consumer Staples - 0.8%

Beverages - 0.1%

Coca-Cola Company (The)	8,600	$481,772

Food - 0.2%

Conagra Brands, Inc.	9,584	312,726

Lamb Weston Holdings, Inc.	5,854	452,982

		765,708

Household Products - 0.2%

Procter & Gamble Company (The)	3,907	493,259

Retail - Consumer Staples - 0.2%

Dollar Tree, Inc. (a)	3,634	494,587

Target Corporation	1,727	256,270

		750,857

Tobacco & Cannabis - 0.1%

Philip Morris International, Inc.	5,584	463,528

Energy - 0.9%

Oil & Gas Producers - 0.9%

Diamondback Energy, Inc.	2,244	270,312

Exxon Mobil Corporation	7,105	620,338

Hess Corporation	3,355	365,662

Pioneer Natural Resources Company	7,029	1,521,989

Shell plc - ADR	9,828	489,041

		3,267,342

Financials - 3.3%

Asset Management - 0.2%

Ares Capital Corporation	20,525	346,462

Blackstone, Inc.	3,313	277,298

		623,760

Banking - 2.3%

Huntington Bancshares, Inc.	28,271	372,612

JPMorgan Chase & Company	33,949	3,547,670

KeyCorp	20,381	326,504

M&T Bank Corporation	1,518	267,654

Pinnacle Financial Partners, Inc.	41,089	3,332,318

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.0% (Continued)	Shares	Value

Financials - 3.3% (Continued)

Banking - 2.3% (Continued)

PNC Financial Services Group, Inc. (The)	2,684	$401,043

Truist Financial Corporation	9,722	423,296

		8,671,097

Institutional Financial Services - 0.2%

Morgan Stanley	8,166	645,196

Insurance - 0.6%

Allstate Corporation (The)	6,180	769,595

Arthur J. Gallagher & Company	2,518	431,132

Chubb Ltd.	1,354	246,266

Hanover Insurance Group, Inc. (The)	3,686	472,324

Lincoln National Corporation	8,131	357,032

		2,276,349

Specialty Finance - 0.0% (b)

Synchrony Financial	8,456	238,374

Health Care - 2.3%

Biotech & Pharma - 1.6%

AbbVie, Inc.	3,411	457,790

Bristol-Myers Squibb Company	55,922	3,975,495

Johnson & Johnson	6,167	1,007,441

Merck & Company, Inc.	9,795	843,546

		6,284,272

Health Care Facilities & Services - 0.5%

CVS Health Corporation	2,937	280,102

Quest Diagnostics, Inc.	4,240	520,206

Syneos Health, Inc. (a)	5,802	273,564

UnitedHealth Group, Inc.	634	320,195

Universal Health Services, Inc. - Class B	3,907	344,519

		1,738,586

Medical Equipment & Devices - 0.2%

Abbott Laboratories	6,289	608,524

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.0% (Continued)	Shares	Value

Industrials - 2.3%

Aerospace & Defense - 0.1%

L3Harris Technologies, Inc.	2,062	$ 428,545

Diversified Industrials - 0.1%

Emerson Electric Company	6,186	452,939

Electrical Equipment - 0.1%

Littelfuse, Inc.	2,775	551,365

Machinery - 1.8%

Caterpillar, Inc.	2,550	418,404

Gates Industrial Corporation plc (a)	30,736	299,983

Mueller Water Products, Inc. - Series A	202,035	2,074,899

Parker-Hannifin Corporation	2,140	518,543

Regal Rexnord Corporation	4,582	643,130

Snap-on, Inc.	13,813	2,781,248

		6,736,207

Transportation & Logistics - 0.1%

United Parcel Service, Inc. - Class B	2,531	408,858

Transportation Equipment - 0.1%

PACCAR, Inc.	4,519	378,195

Materials - 5.6%

Chemicals - 0.4%

Air Products & Chemicals, Inc.	1,415	329,313

FMC Corporation	7,181	759,032

Univar Solutions, Inc. (a)	24,132	548,761

		1,637,106

Construction Materials - 0.2%

Vulcan Materials Company	4,445	701,021

Metals & Mining - 5.0%

Alamos Gold, Inc. - Class A	815,000	6,039,150

Centerra Gold, Inc.	840,000	3,716,896

Kinross Gold Corporation	1,125,000	4,230,000

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.0% (Continued)	Shares	Value

Materials - 5.6% (Continued)

Metals & Mining - 5.0% (Continued)

Southern Copper Corporation	8,749	$392,305

SSR Mining, Inc.	330,000	4,854,300

		19,232,651

Real Estate - 0.8%

REITs - 0.8%

Crown Castle, Inc.	4,781	691,094

Healthcare Realty Trust Incorporated	21,357	445,293

Healthpeak Properties, Inc.	12,706	291,221

Life Storage, Inc.	4,241	469,733

Mid-America Apartment Communities, Inc.	4,380	679,207

Weyerhaeuser Company	12,804	365,682

		2,942,230

Technology - 1.6%

Semiconductors - 0.3%

Intel Corporation	13,607	350,652

Micron Technology, Inc.	6,233	312,273

NVIDIA Corporation	1,853	224,936

QUALCOMM, Inc.	3,770	425,935

		1,313,796

Software - 0.1%

Microsoft Corporation	1,610	374,969

Technology Hardware - 1.1%

Apple, Inc.	1,920	265,344

Ciena Corporation (a)	82,407	3,331,715

Seagate Technology Holdings plc	9,986	531,555

		4,128,614

Technology Services - 0.1%

DXC Technology Company (a)	20,437	500,297

Utilities - 0.7%

Electric Utilities - 0.7%

Ameren Corporation	6,657	536,221

American Electric Power Company, Inc.	6,714	580,425

CMS Energy Corporation	7,285	424,279

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.0% (Continued)	Shares	Value

Utilities - 0.7% (Continued)

Electric Utilities - 0.7% (Continued)

NextEra Energy, Inc.	5,736	$ 449,760

Public Service Enterprise Group, Inc.	11,687	657,160

		2,647,845

Total Common Stocks (Cost $85,172,372)		$ 80,313,487

EXCHANGE-TRADED FUNDS - 1.3%	Shares	Value
iShares Silver Trust (a) (Cost $5,682,345)	290,000	$5,075,000

PREFERRED STOCKS - 2.7%	Shares	Value

Communications - 0.1%

Entertainment Content - 0.1%

Paramount Global, Series A, 5.75%	7,700	$ 237,930

Financials - 1.1%

Specialty Finance - 1.1%

Annaly Capital Management, Inc., Series F, 8.66%	171,929	4,097,068

Real Estate - 1.5%

REITs - 1.5%

Chimera Investment Corporation, Series B, 8.00%	104,206	1,834,025

Rithm Capital Corporation, Series C, 6.375%	233,033	4,066,426

		5,900,451

Total Preferred Stocks (Cost $10,539,526)		$ 10,235,449

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.9%	Par Value	Value

Communications - 0.9%

Consolidated Communications Holdings, Inc., 6.50%, due 10/1/2028 (c)	$ 975,000	$ 728,813

Liberty Interactive, LLC, 8.50%, due 7/15/2029	1,000,000	655,000

Magallanes, Inc., 5.14%, due 3/15/2052 (c)	1,845,000	1,340,980

Sugarhouse HSP Gaming, 5.88%, due 5/15/2025 (c)	780,000	721,525

		3,446,318

Consumer Discretionary - 3.3%

AAG FH L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (c)	2,523,000	2,529,308

Affinity Gaming, 6.88%, due 12/15/2027 (c)	1,200,000	978,240

AutoNation, Inc., 3.80%, due 11/15/2027	1,272,000	1,126,223

Ford Motor Credit Company, LLC, 4.54%, due 8/1/2026	1,375,000	1,223,884

General Motors Financial Company, Inc., 5.65%, due 1/17/2029	1,629,000	1,540,195

Kohl’s Corporation, 5.55%, due 7/17/2045	2,684,000	1,607,080

QVC, Inc., 5.95%, due 3/15/2043	1,645,000	976,225

StoneMor, Inc., 8.50%, due 5/15/2029 (c)	1,520,000	1,280,600

Tenneco, Inc., 7.88%, due 1/15/2029 (c)	1,450,000	1,411,455

		12,673,210

Consumer Staples - 1.5%

Anheuser-Busch InBev Worldwide, Inc., 4.50%, due 6/1/2050	3,555,000	2,929,425

JBS USA Lux S.A., 5.13%, due 2/1/2028 (c)	3,080,000	2,886,792

		5,816,217

Energy - 4.1%

Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63%, due 7/15/2026 (c)	1,463,000	1,364,247

Colgate Energy Partners III, LLC, 7.75%, due 2/15/2026 (c)	1,375,000	1,349,038

Earthstone Energy Holdings, LLC, 8.00%, due 4/15/2027 (c)	1,680,000	1,583,400

Energy Transfer Operating, L.P.,7.13% (H15T5Y + 530.6), due 5/15/2030 (d)(e)	4,508,000	3,703,521

EnLink Midstream Partners, L.P., 4.85%, due 7/15/2026	1,275,000	1,170,940

Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.63%, due 6/15/2024	1,500,000	1,410,021

Parkland Fuel Corporation, 5.88%, due 7/15/2027 (c)	1,373,000	1,272,771

Plains All American Pipeline, L.P., 3.80%, due 9/15/2030	2,345,000	1,965,526

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.9% (Continued)	Par Value	Value

Energy - 4.1% (Continued)

Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50%, due 10/15/2026 (c)	$ 1,870,000	$ 1,755,462

		15,574,926

Financials - 7.0%

Ares Capital Corporation, 4.20%, due 6/10/2024	3,035,000	2,939,031

Ares Capital Corporation, 3.25%, due 7/15/2025	3,390,000	3,096,960

Bank of America Corporation, 4.05% (3MO LIBOR + 76), due 9/15/2026 (d)	1,707,000	1,657,099

Citizens Financial Group, Inc., 6.00% (3MO LIBOR + 300.3), due 12/31/2099 (d) (e)	2,750,000	2,522,072

Lincoln National Corporation, 3.05%, due 1/15/2030	2,495,000	2,091,885

NMI Holdings, Inc., 7.38%, due 6/1/2025 (c)	1,190,000	1,154,181

Owl Rock Capital Corporation, 3.40%, due 7/15/2026	3,175,000	2,724,155

PennyMac Corporation, 5.50%, due 3/15/2026	7,000,000	5,687,500

PRA Group, Inc., 5.00%, due 10/1/2029 (c)	1,650,000	1,334,094

Provident Funding Associates, L.P./PFG Finance Corporation, 6.38%, due 6/15/2025 (c)	1,649,000	1,498,529

Starwood Property Trust, Inc., 3.63%, due 7/15/2026 (c)	1,120,000	952,000

StoneX Group, Inc., 8.63%, due 6/15/2025 (c)	884,000	892,911

		26,550,417

Health Care - 0.8%

Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (c)	2,150,000	2,011,024

Prime Healthcare Services, Inc., 7.25%, due 11/1/2025 (c)	1,065,000	950,566

		2,961,590

Industrials - 2.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026 (c)	1,680,000	1,577,806

Boeing Company (The), 5.15%, due 5/1/2030	1,600,000	1,480,077

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, due 2/1/2026 (c)	1,500,000	1,353,750

Delta Air Lines, Inc., 7.38%, due 1/15/2026	533,000	538,796

Gates Global, LLC/Gates Corporation, 6.25%, due 1/15/2026 (c)	1,700,000	1,564,000

Harsco Corporation, 5.75%, due 7/31/2027 (c)	980,000	612,293

JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (c)	1,195,000	1,039,650

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.9% (Continued)	Par Value	Value

Industrials - 2.5% (Continued)

Railworks Holdings, L.P./Railworks Rally, Inc., 8.25%, due 11/15/2028 (c)	$ 1,680,000	$ 1,562,917

		9,729,289

Materials—2.5%

Compass Minerals International, Inc., 4.88%, due 7/15/2024 (c)	1,410,000	1,325,416

Fortress Transportation & Infrastructure Investors, LLC, 9.75%, due 8/1/2027 (c)	2,315,000	2,263,630

IAMGOLD Corporation, 5.75%, due 10/15/2028 (c)	2,400,000	1,131,778

JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (c)	1,365,000	1,392,300

GPD Cos, Inc., 10.13%, due 4/1/2026 (c)	1,853,000	1,686,882

Tacora Resources, Inc., 8.25%, due 5/15/2026 (c)	1,870,000	1,588,109

		9,388,115

Real Estate—0.9%

Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (c)	1,750,000	1,653,925

Safehold Operating Partnership, L.P., 2.85%, due 1/15/2032	2,490,000	1,853,748

		3,507,673

Technology—1.9%

Likewize Corporation, 9.75%, due 10/15/2025 (c)	1,430,000	1,319,109

Dell International, LLC/EMC Corporation, 6.20%, due 7/15/2030	1,565,000	1,523,093

Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	2,759,000	2,504,723

Oracle Corporation, 3.95%, due 3/25/2051	2,895,000	1,919,980

		7,266,905

Utilities—0.5%

NSG Holdings, LLC, 7.75%, due 12/15/2025 (c)	1,019,464	983,783

Suburban Propane Partners, L.P., 5.88%, due 3/1/2027	1,100,000	1,037,741

		2,021,524

Total Corporate Bonds (Cost $113,289,115)		$ 98,936,184

ASSET-BACKED SECURITIES — 1.7%	Par Value	Value
Colony American Finance Ltd., Series 2019-3, 2.71%, due 10/15/2052 (c)	$ 1,533,541	$ 1,446,486

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES — 1.7% (Continued)	Par Value	Value
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 4.97% (1MO LIBOR + 140), due 12/22/2035 (c) (d)	$ 2,289,314	$ 2,257,573
NRZ Excess Spread Collateralized Notes, Series 2021-FHT1, 3.10%, due 7/25/2026 (c)	476,849	416,841
NRZ Excess Spread Collateralized Notes, Series 2021-GNT1, 3.47%, due 11/25/2026 (c)	2,507,688	2,198,065

Total Asset-Backed Securities (Cost $6,807,301)		$ 6,318,965

MORTGAGE-BACKED SECURITIES — 22.0%	Par Value	Value

Agency Fixed Rate—7.2%

Federal Home Loan Mortgage Corporation Pool #G6-1858, 3.50%, due 1/1/2048	$ 2,410,509	$ 2,203,918

Federal Home Loan Mortgage Corporation Pool #ZA-5269, 3.00%, due 2/1/2048	857,650	756,694

Federal Home Loan Mortgage Corporation Pool #ZN-6606, 3.00%, due 6/1/2049	1,034,047	910,641

Federal Home Loan Mortgage Corporation Pool #SD-0144, 3.00%, due 11/1/2049	459,017	403,527

Federal Home Loan Mortgage Corporation Pool #QA-7416, 3.00%, due 2/1/2050	3,448,301	3,026,407

Federal National Mortgage Association Pool #BN0356, 3.00%, due 12/1/2033	1,163,372	1,083,833

Federal National Mortgage Association Pool #BP6565, 2.50%, due 8/1/2040	2,191,928	1,891,350

Federal National Mortgage Association Pool #BP6638, 2.50%, due 8/1/2040	2,144,180	1,850,015

Federal National Mortgage Association Pool #CA4128, 3.00%, due 9/1/2049	1,342,973	1,179,691

Federal National Mortgage Association Pool #FM1526, 3.00%, due 9/1/2049	1,875,746	1,648,152

Federal National Mortgage Association Pool #B03192, 3.00%, due 10/1/2049	1,972,995	1,733,400

Federal National Mortgage Association Pool #BO8653, 3.00%, due 2/1/2050	2,187,808	1,924,667

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 22.0% (Continued)	Par Value	Value

Agency Fixed Rate - 7.2% (Continued)

Federal National Mortgage Association Pool #BT1862, 2.50%, due 7/1/2051	$ 5,083,736	$ 4,286,819

Federal National Mortgage Association Pool #MA4392, 2.50%, due 7/1/2051	3,332,785	2,732,151

Federal National Mortgage Association Pool #FS0195, 2.50%, due 1/1/2052	2,107,100	1,773,849

		27,405,114

Commercial - 14.8%

Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (c)	1,077,405	969,575

BDS Ltd., Series 2019-FL4, 4.51% (1MO LIBOR + 110), due 8/15/2036 (c) (d)	156,329	156,329

Flagstar Mortgage Trust, Series 2020-2, 3.00%, due 8/25/2050 (c)	904,773	763,827

Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (c)	1,751,138	1,396,600

Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (c)	2,413,162	1,878,111

FMC GMSR Issuer Trust, Series 2020-GT1, 4.45%, due 1/25/2026 (c)	2,265,000	1,945,475

GS Mortgage Securities Trust, Series 2020-PJ5, 3.00%, due 3/27/2051(c)	1,244,461	1,036,694

GS Mortgage Securities Trust, Series 2021-PJ1, 2.50%, due 6/25/2051 (c)	3,110,337	2,421,578

GS Mortgage Securities Trust, Series 2021-PJ2, 2.50%, due 7/25/2051 (c)	2,763,050	2,141,472

GS Mortgage Securities Trust, Series 2021-PJ3, 2.50%, due 8/25/2051 (c)	4,329,727	3,404,417

GS Mortgage Securities Trust, Series 2021-PJ4, 2.50%, due 9/25/2051 (c)	5,845,645	4,596,366

GS Mortgage Securities Trust, Series 2022-MM1, 2.50%, due 7/25/2052 (c)	1,816,817	1,563,059

JPMorgan Mortgage Trust, Series 2020-LTV2, 3.00%, due 11/25/2050 (c)	242,716	226,212

JPMorgan Mortgage Trust, Series 2021-4, 2.50%, due 8/25/2051 (c)	3,889,002	3,057,880

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 22.0% (Continued)	Par Value	Value

Commercial - 14.8% (Continued)

JPMorgan Mortgage Trust, Series 2021-6, 2.50%, due 10/25/2051 (c)	$ 3,962,291	$ 3,089,751

JPMorgan Mortgage Trust, Series 2022-INV3, 3.00%, due 9/25/2052 (c)	2,357,478	1,931,395

JPMorgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (c)	555,265	471,579

Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, 2.50%, due 7/1/2051 (c)	3,854,851	2,980,579

NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1, 3.84%, due 12/25/2025 (c)	911,445	832,868

Onslow Bay Financial, LLC, Series 2021-J1, 2.50%, due 5/25/2051 (c)	4,251,185	3,333,363

Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (c)	868,124	802,010

Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (c)	1,263,711	1,069,623

Rate Mortgage Trust, Series 2021-J1, 2.50%, due 7/25/2051 (c)	4,181,271	3,278,543

RMF Buyout Issuance Trust, Series 2020-HB1, 1.72%, due 10/25/2050 (c)	2,514,421	2,363,740

Rocket Mortgage Trust, Series 2021-1, 2.50%, due 3/25/2051 (c)	2,191,921	1,723,484

Rocket Mortgage Trust, Series 2021-2, 2.50%, due 6/25/2051 (c)	4,846,220	3,810,529

Rocket Mortgage Trust, Series 2021-4, 2.50%, due 9/25/2051 (c)	2,581,763	2,030,012

Rocket Mortgage Trust, Series 2022-2, 2.50%, due 2/25/2052 (c)	3,108,376	2,663,654

Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (c)	814,137	722,893

		56,661,618

Total Mortgage-Backed Securities (Cost $103,011,060)		$ 84,066,732

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.7%	Par Value	Value

Federal Farm Credit Bank - 1.5%

Federal Farm Credit Bank, 3.30%, due 3/23/2032	$ 3,125,000	$ 2,766,838

Federal Farm Credit Bank, 3.80%, due 4/5/2032	3,075,000	2,821,015

		5,587,853

Federal Home Loan Bank - 1.9%

Federal Home Loan Bank, 1.15%, due 2/26/2031	2,660,000	2,148,523

Federal Home Loan Bank, 1.25%, due 7/7/2031	6,100,000	5,021,332

		7,169,855

Small Business Administration - 0.8%

Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	3,250,254	3,061,796

U.S. Treasury Bonds - 2.6%

U.S. Treasury Bonds, 3.75%, due 8/15/2041	6,280,000	6,018,251

U.S. Treasury Bonds, 2.88%, due 5/15/2052	4,705,000	3,945,584

		9,963,835

U.S. Treasury Inflation - Protected Notes - 1.3%

U.S. Treasury Inflation-Protected Notes, 0.88%, due 2/15/2047	6,308,682	4,946,216

U.S. Treasury Notes - 11.6%

U.S. Treasury Notes, 1.63%, due 9/30/2026	10,420,000	9,460,220

U.S. Treasury Notes, 1.13%, due 8/31/2028	3,750,000	3,174,756

U.S. Treasury Notes, 1.13%, due 2/15/2031	16,355,000	13,243,078

U.S. Treasury Notes, 1.38%, due 11/15/2031	13,380,000	10,871,250

U.S. Treasury Notes, 2.88%, due 5/15/2032	3,125,000	2,889,160

U.S. Treasury Notes, 1.88%, due 2/15/2051	7,375,000	4,882,481

		44,520,945

Total U.S. Government & Agency Obligations (Cost $88,028,430)		$ 75,250,500

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% (f) (Cost $179,616)	179,616	$ 179,616

Investments at Value - 94.3% (Cost $412,709,765)		$ 360,375,933

Other Assets in Excess of Liabilities - 5.7%		21,714,313

Net Assets - 100.0%		$ 382,090,246

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)

144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $112,031,867 as of September 30, 2022, representing 29.3% of net assets.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(e)	Security has a perpetual maturity date.
(f)	The rate shown is the 7-day effective yield as of September 30, 2022.

ADR	- American Depositary Receipt

H15T5Y	- U.S. Treasury Yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR	- London Interbank offered Rate

CARILLON CHARTWELL MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value

Communications - 1.8%

Internet Media & Services - 1.8%

Expedia Group, Inc. (a)	7,042	$659,765

Consumer Discretionary - 9.4%

Apparel & Textile Products - 1.8%

Columbia Sportswear Company	9,853	663,107

Consumer Services - 2.3%

Service Corporation International	14,681	847,681

Retail - Discretionary - 5.3%

AutoZone, Inc. (a)	621	1,330,139

Genuine Parts Company	4,442	663,279

		1,993,418

Consumer Staples - 6.9%

Food - 4.2%

Conagra Brands, Inc.	19,637	640,755

Lamb Weston Holdings, Inc.	12,058	933,048

		1,573,803

Retail - Consumer Staples - 2.7%

Dollar Tree, Inc. (a)	7,240	985,364

Energy - 5.0%

Oil & Gas Producers - 5.0%

Diamondback Energy, Inc.	4,580	551,707

Pioneer Natural Resources Company	6,082	1,316,935

		1,868,642

Financials - 16.7%

Banking - 6.6%

KeyCorp	41,664	667,457

M&T Bank Corporation	3,148	555,055

Pinnacle Financial Partners, Inc.	15,478	1,255,266

		2,477,778

Insurance - 8.8%

Allstate Corporation (The)	12,596	1,568,580

CARILLON CHARTWELL MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value

Financials - 16.7% (Continued)

Insurance - 8.8% (Continued)

Hanover Insurance Group, Inc. (The)	7,558	$968,482

Lincoln National Corporation	16,646	730,926

		3,267,988

Specialty Finance - 1.3%

Synchrony Financial	17,367	489,576

Health Care - 6.2%

Health Care Facilities & Services - 6.2%

Quest Diagnostics, Inc.	8,647	1,060,900

Syneos Health, Inc. (a)	11,839	558,209

Universal Health Services, Inc. - Class B	7,977	703,412

		2,322,521

Industrials - 15.4%

Aerospace & Defense - 2.4%

L3Harris Technologies, Inc.	4,209	874,757

Electrical Equipment - 3.0%

Littelfuse, Inc.	5,643	1,121,208

Machinery - 10.0%

Gates Industrial Corporation plc (a)	63,667	621,390

Parker-Hannifin Corporation	4,374	1,059,864

Regal Rexnord Corporation	9,366	1,314,611

Snap-on, Inc.	3,688	742,579

		3,738,444

Materials - 11.0%

Chemicals - 7.2%

FMC Corporation	14,681	1,551,782

Univar Solutions, Inc. (a)	49,159	1,117,875

		2,669,657

Construction Materials - 3.8%

Vulcan Materials Company	9,088	1,433,269

CARILLON CHARTWELL MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value

Real Estate - 10.3%

REITs - 10.3%

Healthcare Realty Trust, Inc.	43,679	$ 910,707

Healthpeak Properties, Inc.	25,971	595,255

Life Storage, Inc.	8,688	962,283

Mid-America Apartment Communities, Inc.	8,979	1,392,374

		3,860,619

Technology - 5.5%

Technology Hardware - 2.8%

Ciena Corporation (a)	25,642	1,036,706

Technology Services - 2.7%

DXC Technology Company (a)	41,838	1,024,194

Utilities - 8.9%

Electric Utilities - 8.9%

Ameren Corporation	13,621	1,097,172

CMS Energy Corporation	14,918	868,824

Public Service Enterprise Group, Inc.	23,919	1,344,965

		3,310,961

Total Common Stocks (Cost $35,349,684)		$ 36,219,458

MONEY MARKET FUNDS - 1.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% (b) (Cost $626,366)	626,366	$ 626,366

Investments at Value - 98.8% (Cost $35,976,050)		$ 36,845,824

Other Assets in Excess of Liabilities - 1.2%		444,120

Net Assets - 100.0%		$ 37,289,944

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value

Consumer Discretionary - 10.9%

Apparel & Textile Products - 1.4%

Oxford Industries, Inc.	13,574	$1,218,674

Wolverine World Wide, Inc.	48,722	749,831

		1,968,505

Automotive - 1.9%

Visteon Corporation (a)	24,666	2,616,076

Home Construction - 1.1%

Tri Pointe Homes, Inc. (a)	98,992	1,495,769

Leisure Facilities & Services - 4.5%

Cheesecake Factory, Inc. (The)	42,274	1,237,783

Denny’s Corporation (a)	156,807	1,475,554

Jack in the Box, Inc.	32,377	2,398,164

Six Flags Entertainment Corporation (a)	62,990	1,114,923

		6,226,424

Retail - Discretionary - 1.3%

Rush Enterprises, Inc. - Class A	42,446	1,861,682

Wholesale - Discretionary - 0.7%

G-III Apparel Group Ltd. (a)	67,810	1,013,759

Consumer Staples - 3.0%

Food - 3.0%

Hain Celestial Group, Inc. (The) (a)	43,371	732,102

Hostess Brands, Inc. (a)	146,619	3,407,426

		4,139,528

Energy - 2.8%

Oil & Gas Producers - 1.4%

PDC Energy, Inc.	35,184	2,033,284

Oil & Gas Services & Equipment - 1.4%

ChampionX Corporation	97,974	1,917,351

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value

Financials - 27.6%

Banking - 20.7%

Columbia Banking System, Inc.	64,074	$1,851,098

CVB Financial Corporation	66,363	1,680,311

First Financial Bancorp	71,879	1,515,209

FNB Corporation	163,688	1,898,781

Independent Bank Group, Inc.	35,402	2,173,329

Old National Bancorp	120,597	1,986,232

Pacific Premier Bancorp, Inc.	67,008	2,074,568

Renasant Corporation	51,860	1,622,181

Sandy Spring Bancorp, Inc.	58,435	2,060,418

SouthState Corporation	18,814	1,488,564

TowneBank	74,701	2,004,228

UMB Financial Corporation	27,771	2,340,817

Umpqua Holdings Corporation	111,627	1,907,705

United Bankshares, Inc.	33,893	1,211,675

United Community Banks, Inc.	89,929	2,976,650

		28,791,766

Insurance - 5.3%

American Equity Investment Life Holding Company	56,369	2,102,000

Kemper Corporation	35,586	1,468,278

Selective Insurance Group, Inc.	47,274	3,848,104

		7,418,382

Specialty Finance - 1.6%

PRA Group, Inc. (a)	66,725	2,192,584

Health Care - 6.8%

Health Care Facilities & Services - 5.0%

AdaptHealth Corporation (a)	96,920	1,820,158

LHC Group, Inc. (a)	17,232	2,820,189

Patterson Companies, Inc.	93,351	2,242,291

		6,882,638

Medical Equipment & Devices - 1.8%

Integer Holdings Corporation (a)	40,384	2,513,096

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value

Industrials - 20.5%

Aerospace & Defense - 3.0%

AAR Corporation (a)	62,682	$2,245,270

Moog, Inc. - Class A	28,152	1,980,493

		4,225,763

Commercial Support Services - 4.2%

Harsco Corporation (a)	94,492	353,400

Korn Ferry	41,751	1,960,210

TrueBlue, Inc. (a)	77,493	1,478,566

UniFirst Corporation	12,019	2,021,956

		5,814,132

Electrical Equipment - 1.2%

nVent Electric plc	52,225	1,650,832

Engineering & Construction - 4.4%

Dycom Industries, Inc. (a)	35,107	3,353,772

Parsons Corporation (a)	69,262	2,715,070

		6,068,842

Industrial Intermediate Products - 2.0%

EnPro Industries, Inc.	32,451	2,757,686

Machinery - 4.2%

Cactus, Inc. - Class A	57,984	2,228,325

Columbus McKinnon Corporation	64,835	1,696,084

Mueller Water Products, Inc. - Series A	191,529	1,967,003

		5,891,412

Transportation & Logistics - 1.5%

Hub Group, Inc. - Class A (a)	30,090	2,075,608

Materials - 3.8%

Chemicals - 1.2%

Minerals Technologies, Inc.	33,714	1,665,809

Construction Materials - 1.4%

Eagle Materials, Inc.	17,912	1,919,808

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Materials - 3.8% (Continued)

Containers & Packaging - 1.2%

TriMas Corporation	69,659	$1,746,351

Real Estate - 9.6%

Real Estate Owners & Developers - 1.6%

McGrath RentCorp	26,397	2,213,652

REITs - 8.0%

First Industrial Realty Trust, Inc.	30,571	1,369,886

Four Corners Property Trust, Inc.	53,896	1,303,744

Healthcare Realty Trust, Inc.	64,736	1,349,746

Kite Realty Group Trust	103,352	1,779,721

Pebblebrook Hotel Trust	67,023	972,504

Piedmont Office Realty Trust, Inc. - Class A	98,755	1,042,853

Ryman Hospitality Properties, Inc.	18,330	1,348,905

STAG Industrial, Inc.	66,913	1,902,337

		11,069,696

Technology - 7.9%

Semiconductors - 2.0%

CTS Corporation	67,152	2,796,881

Software - 2.7%

CommVault Systems, Inc. (a)	34,957	1,854,119

Progress Software Corporation	43,757	1,861,860

		3,715,979

Technology Hardware - 3.2%

Fabrinet (a)	18,228	1,739,863

Plexus Corporation (a)	31,147	2,727,231

		4,467,094

Utilities - 5.1%

Electric Utilities - 5.1%

Avista Corporation	31,651	1,172,670

Black Hills Corporation	21,352	1,446,171

NorthWestern Corporation	38,286	1,886,734

CARILLON CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value

Utilities - 5.1% (Continued)

Electric Utilities - 5.1% (Continued)
PNM Resources, Inc.	57,450	$2,627,188

		7,132,763

Total Common Stocks (Cost $125,104,386)		$136,283,152

MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% (b) (Cost $872,384)	872,384	$872,384

Investments at Value - 98.6% (Cost $125,976,770)		$137,155,536

Other Assets in Excess of Liabilities - 1.4%		1,913,721

Net Assets - 100.0%		$139,069,257

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

CORPORATE BONDS - 96.3%	Par Value	Value

Communications - 12.2%

AMC Networks, Inc., 5.00%, due 4/1/2024	$ 2,488,000	$2,373,879

Charter Communications, LLC, 4.91%, due 7/23/2025	4,405,000	4,295,576

Quebecor Media, Inc., 5.75%, due 1/15/2023	1,618,000	1,601,820

Sirius XM Radio, Inc., 3.13%, due 9/1/2026 (a)	5,385,000	4,729,241

Sprint Corporation, 7.13%, due 6/15/2024	5,425,000	5,506,158

TEGNA, Inc., 4.75%, due 3/15/2026 (a)	4,700,000	4,534,560

		23,041,234

Consumer Discretionary - 8.3%

Ford Motor Credit Company, LLC, 4.06%, due 11/1/2024	5,840,000	5,481,716

Penske Automotive Group, Inc., 3.50%, due 9/1/2025	750,000	686,555

QVC, Inc., 4.85%, due 4/1/2024	5,100,000	4,800,579

Travel + Leisure Company, 3.90%, due 3/1/2023	2,825,000	2,788,339

Travel + Leisure Company, 6.60%, due 10/1/2025	2,006,000	1,956,610

		15,713,799

Consumer Staples - 3.9%

Albertsons Companies, Inc., 3.25%, due 3/15/2026 (a)	5,635,000	4,949,429

Clearwater Paper Corporation, 5.38%, due 2/1/2025 (a)	2,500,000	2,465,369

		7,414,798

Energy - 6.6%

DCP Midstream Operating, L.P., 3.88%, due 3/15/2023	2,800,000	2,765,000

DCP Midstream Operating, L.P., 5.38%, due 7/15/2025	1,745,000	1,694,640

New Fortress Energy, Inc., 6.75%, due 9/15/2025 (a)	2,490,000	2,358,528

Rattler Midstream, L.P., 5.63%, due 7/15/2025 (a)	1,000,000	1,012,500

Western Midstream Operations, L.P., 3.35%, due 2/1/2025	5,045,000	4,690,235

		12,520,903

Financials - 17.6%

Icahn Enterprises, L.P., 4.75%, due 9/15/2024	4,915,000	4,598,277

Navient Corporation, 5.50%, due 1/25/2023	4,646,000	4,618,585

NMI Holdings, Inc., 7.38%, due 6/1/2025 (a)	5,100,000	4,946,490

OneMain Finance Corporation, 5.63%, due 3/15/2023	1,850,000	1,840,779

OneMain Finance Corporation, 6.13%, due 3/15/2024	3,045,000	2,932,913

SLM Corporation, 4.20%, due 10/29/2025	3,950,000	3,535,961

SLM Corporation, 3.13%, due 11/2/2026	1,288,000	1,066,168

Starwood Property Trust, Inc., 4.75%, due 3/15/2025	990,000	899,761

Starwood Property Trust, Inc., 3.63%, due 7/15/2026 (a)	4,362,000	3,707,700

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.3% (Continued)	Par Value	Value

Financials - 17.6% (Continued)

StoneX Group, Inc., 8.63%, due 6/15/2025 (a)	$ 5,000,000	$5,050,400

		33,197,034

Health Care - 2.4%

Centene Corporation, 4.25%, due 12/15/2027	2,005,000	1,833,974

HCA, Inc., 5.38%, due 2/1/2025	2,650,000	2,618,662

		4,452,636

Industrials - 15.2%

ADT Corporation (The), 4.13%, due 6/15/2023	4,930,000	4,884,397

Arconic Corporation, 6.00%, due 5/15/2025 (a)	4,930,000	4,745,449

Crown Americas, LLC, 4.75%, due 2/1/2026	4,865,000	4,531,212

GFL Environmental, Inc., 4.25%, due 6/1/2025 (a)	3,345,000	3,137,008

GFL Environmental, Inc., 3.75%, due 8/1/2025 (a)	1,800,000	1,647,000

Howmet Aerospace, Inc., 6.88%, due 5/1/2025	2,411,000	2,428,576

WESCO Distribution, Inc., 7.13%, due 6/15/2025 (a)	4,815,000	4,817,648

XPO Logistics, Inc., 6.25%, due 5/1/2025 (a)	2,507,000	2,514,020

		28,705,310

Materials - 5.1%

Howmet Aerospace, Inc., 5.13%, due 10/1/2024	1,980,000	1,935,054

Ball Corporation, 4.00%, due 11/15/2023	1,020,000	999,804

Mercer International, Inc., 5.50%, due 1/15/2026	2,410,000	2,223,683

Avient Corporation, 5.25%, due 3/15/2023	4,500,000	4,479,008

		9,637,549

Real Estate - 11.7%

Brookfield Property REIT, Inc., 4.50%, due 4/1/2027 (a)	4,250,000	3,484,701

GLP Capital, L.P./GLP Financing II, Inc., 5.38%, due 11/1/2023	3,835,000	3,768,846

GLP Capital, L.P./GLP Financing II, Inc., 5.25%, due 6/1/2025	745,000	720,101

Hilton Domestic Operating Company, Inc., 5.38%, due 5/1/2025 (a)	4,855,000	4,745,046

iStar, Inc., 4.75%, due 10/1/2024	4,720,000	4,654,864

SBA Communications Corporation, 3.88%, due 2/15/2027	5,300,000	4,700,623

		22,074,181

Technology - 11.0%

CommScope Finance, LLC, 6.00%, due 3/1/2026 (a)	2,913,000	2,682,057

Seagate HDD Cayman, 4.75%, due 6/1/2023	1,480,000	1,459,464

Seagate HDD Cayman, 4.88%, due 3/1/2024	2,430,000	2,357,046

CARILLON CHARTWELL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.3% (Continued)	Par Value	Value

Technology - 11.0% (Continued)

Sensata Technologies B.V., 5.63%, due 11/1/2024 (a)	$ 1,785,000	$ 1,774,968

Sensata Technologies B.V., 5.00%, due 10/1/2025 (a)	3,205,000	3,057,794

VICI Properties, L.P., 4.25%, due 12/1/2026 (a)	5,265,000	4,752,157

Western Digital Corporation, 4.75%, due 2/15/2026	5,100,000	4,722,498

		20,805,984

Utilities - 2.3%

AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.63%, due 5/20/2024	3,575,000	3,414,321

AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.88%, due 8/20/2026	1,050,000	951,469

		4,365,790

Total Corporate Bonds (Cost $195,486,433)		$ 181,929,218

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% (b) (Cost $429,034)	429,034	$ 429,034

Investments at Value - 96.5% (Cost $195,915,467)		$ 182,358,252

Other Assets in Excess of Liabilities - 3.5%		6,662,889

Net Assets - 100.0%		$ 189,021,141

(a)

144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $71,112,065 as of September 30, 2022, representing 37.6% of net assets.

(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value

Communications - 0.7%

Advertising & Marketing - 0.7%

Magnite, Inc. (a)	18,761	$123,260

Consumer Discretionary - 12.1%

Apparel & Textile Products - 4.1%

Capri Holdings Ltd. (a)	7,386	283,918

Crocs, Inc. (a)	1,715	117,752

Deckers Outdoor Corporation (a)	1,097	342,933

		744,603

Home Construction - 0.9%

Skyline Champion Corporation (a)	3,340	176,586

Leisure Facilities & Services - 7.1%

Bloomin’ Brands, Inc.	12,699	232,773

Boyd Gaming Corporation	11,773	560,983

Century Casinos, Inc. (a)	15,131	99,259

Churchill Downs, Inc.	1,430	263,334

Everi Holdings, Inc. (a)	8,358	135,567

		1,291,916

Energy - 8.9%

Oil & Gas Producers - 5.7%

Aris Water Solutions, Inc. - Class A	17,564	224,117

Northern Oil and Gas, Inc.	8,720	239,015

PBF Energy, Inc. - Class A (a)	6,871	241,584

PDC Energy, Inc.	2,440	141,008

SM Energy Company	5,010	188,426

		1,034,150

Oil Field Services - 0.9%

TETRA Technologies, Inc. (a)	44,563	159,981

Renewable Energy - 2.3%

Array Technologies, Inc. (a)	5,551	92,036

Green Plains, Inc. (a)	7,389	214,798

Sunrun, Inc. (a)	4,259	117,506

		424,340

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value

Financials - 2.2%

Asset Management - 1.0%

Hillman Solutions Corporation (a)	25,080	$189,103

Banking - 1.2%

Pinnacle Financial Partners, Inc.	2,713	220,024

Health Care - 24.9%

Biotech & Pharma - 7.2%

Affimed N.V. (a)	21,487	44,263

Cytokinetics, Inc. (a)	4,458	215,990

Insmed, Inc. (a)	3,399	73,215

Iovance Biotherapeutics, Inc. (a)	7,829	75,002

IVERIC bio, Inc. (a)	5,994	107,532

Liquidia Corporation (a)	4,839	26,324

Promtheus Biosciences, Inc. (a)	1,565	92,351

Ultragenyx Pharmaceutical, Inc. (a)	1,247	51,638

United Therapeutics Corporation (a)	1,388	290,620

Viridian Therapeutics, Inc. (a)	9,471	194,250

Xenon Pharmaceuticals, Inc. (a)	3,739	134,978

		1,306,163

Health Care Facilities & Services - 3.9%

Amedisys, Inc. (a)	1,760	170,350

Cano Health, Inc. (a)	17,682	153,303

Tenet Healthcare Corporation (a)	7,508	387,263

		710,916

Medical Equipment & Devices - 13.8%

AtriCure, Inc. (a)	3,202	125,198

Axonics, Inc. (a)	8,682	611,560

BELLUS Health, Inc. (a)	5,573	58,851

CONMED Corporation	1,897	152,083

Gossamer Bio, Inc. (a)	4,396	52,664

Inspire Medical Systems, Inc. (a)	489	86,734

Lantheus Holdings, Inc. (a)	2,671	187,851

Merit Medical Systems, Inc. (a)	6,542	369,688

Natera, Inc. (a)	5,610	245,830

Shockwave Medical, Inc. (a)	583	162,115

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value

Health Care - 24.9% (Continued)

Medical Equipment & Devices - 13.8% (Continued)

Stevanato Group S.p.A.	11,603	$196,555

Tandem Diabetes Care, Inc. (a)	5,829	278,918

		2,528,047

Industrials - 15.3%

Commercial Support Services - 2.8%

FTI Consulting, Inc. (a)	3,119	516,849

Engineering & Construction - 4.2%

WillScot Mobile Mini Holdings Corporation (a)	18,814	758,769

Industrial Intermediate Products - 1.4%

Chart Industries, Inc. (a)	1,367	252,006

Industrial Support Services - 1.7%

Applied Industrial Technologies, Inc.	1,881	193,329

SiteOne Landscape Supply, Inc. (a)	1,099	114,450

		307,779

Machinery - 5.2%

Lincoln Electric Holdings, Inc.	1,786	224,536

Oshkosh Corporation	4,500	316,305

Terex Corporation	3,418	101,651

Valmont Industries, Inc.	1,164	312,674

		955,166

Materials - 7.8%

Chemicals - 1.8%

Avient Corporation	5,155	156,196

Quaker Chemical Corporation	1,207	174,267

		330,463

Construction Materials - 2.6%

Advanced Drainage Systems, Inc.	3,806	473,352

Containers & Packaging - 0.6%

Sealed Air Corporation	2,476	110,207

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value

Materials - 7.8% (Continued)

Metals & Mining - 2.8%

Livent Corporation (a)	9,977	$305,795

MP Materials Corporation (a)	7,216	196,997

		502,792

Real Estate - 3.5%

REITs - 3.5%

Independence Realty Trust, Inc.	10,686	178,777

NexPoint Residential Trust, Inc.	3,703	171,116

Ryman Hospitality Properties, Inc.	3,897	286,780

		636,673

Technology - 17.1%

Semiconductors - 2.9%

MACOM Technology Solutions Holdings, Inc. (a)	5,612	290,646

Silicon Motion Technology Corporation - ADR	2,918	190,224

Synaptics, Inc. (a)	581	57,525

		538,395

Software - 11.7%

Calix, Inc. (a)	4,730	289,192

Everbridge, Inc. (a)	1,839	56,788

Grid Dynamics Holdings, Inc. (a)	18,407	344,763

Jamf Holding Corporation (a)	5,067	112,285

Manhattan Associates, Inc. (a)	3,354	446,183

Nutanix, Inc. - Class A (a)	8,670	180,596

Rapid7, Inc. (a)	5,689	244,058

RingCentral, Inc. - Class A (a)	2,000	79,920

Tenable Holdings, Inc. (a)	6,200	215,760

Varonis Systems, Inc. (a)	6,082	161,295

		2,130,840

Technology Services - 2.5%

DXC Technology Company (a)	10,889	266,563

ExlService Holdings, Inc. (a)	1,237	182,284

		448,847

CARILLON CHARTWELL SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value

Utilities - 1.1%

Electric Utilities - 1.1%

Excelerate Energy, Inc.	8,897	$208,190

Total Common Stocks (Cost $16,491,366)		$17,079,417

MONEY MARKET FUNDS - 4.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% (b) (Cost $744,599)	744,599	$744,599

Investments at Value - 97.7% (Cost $17,235,965)		$17,824,016

Other Assets in Excess of Liabilities - 2.3%		426,779

Net Assets - 100.0%		$18,250,795

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

ADR	- American Depositary Receipt

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

CORPORATE BONDS - 74.3%	Par Value	Value

Communications - 1.8%

AT&T, Inc., 0.90%, due 3/25/2024	$45,000	$42,560

Magallanes, Inc., 3.43%, due 3/15/2024 (a)	10,000	9,662

Magallanes, Inc., 3.76%, due 3/15/2027 (a)	15,000	13,421

Quebecor Media, Inc., 5.75%, due 1/15/2023	15,000	14,850

Walt Disney Company (The), 1.75% due 1/13/2026	25,000	22,633

		103,126

Consumer Discretionary - 3.8%

Aptiv plc/Aptiv Corporation, 2.40%, due 2/18/2025	15,000	13,997

AutoNation, Inc., 3.50%, due 11/15/2024	50,000	48,085

General Motors Financial Company, Inc., 1.70%, due 8/18/2023	110,000	106,717

Genuine Parts Company, 1.75%, due 2/1/2025	25,000	23,079

Toyota Motor Credit Corporation, 0.50%, due 8/14/2023	25,000	24,169

		216,047

Consumer Staples - 1.9%

CVS Health Corporation, 2.63%, due 8/15/2024	50,000	47,964

JBS USA Lux S.A., 5.13%, due 2/1/2028 (a)	65,000	60,923

		108,887

Energy - 2.5%

DCP Midstream Operating, L.P., 5.38%, due 7/15/2025	15,000	14,567

New Fortress Energy, Inc., 6.75%, due 9/15/2025 (a)	25,000	23,680

Rattler Midstream, L.P., 5.63%, due 7/15/2025 (a)	25,000	25,312

Energy Transfer Partners, L.P., 4.50%, due 11/1/2023	50,000	49,562

Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50%, due 10/15/2026 (a)	30,000	28,163

		141,284

Financials - 28.9%

Ares Capital Corporation, 4.25%, due 3/1/2025	100,000	94,467

Bank of America Corporation, 0.98%, (SOFR + 91), due 9/25/2025 (b)	100,000	90,983

Bank of America Corporation, 3.60%, (3MO LIBOR + 77), due 2/5/2026 (b)	85,000	83,518

Bank of Montreal, 0.95%, due 1/22/2027	25,000	21,627

Canadian Imperial Bank of Commerce, 3.50%, due 9/13/2023	75,000	74,140

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.3% (Continued)	Par Value	Value
Financials - 28.9% (Continued)

Citigroup, Inc., 3.35% (3MO LIBOR + 89.66), due 4/24/2025 (b)	$115,000	$110,902

Goldman Sachs Group, Inc., 3.71% (3MO LIBOR + 75), due 2/23/2023 (b)	50,000	49,979

Goldman Sachs Group, Inc., 0.67% (SOFR + 57.2), due 3/8/2024 (b)	100,000	97,762

Goldman Sachs Group, Inc., 3.50%, due 11/16/2026	50,000	46,209

Icahn Enterprises, L.P., 4.75%, due 9/15/2024	50,000	46,778

JPMorgan Chase & Company, 4.01% (3MO LIBOR + 123), due 10/24/2023 (b)	25,000	25,000

JPMorgan Chase & Company, 2.60%, due 2/24/2026	75,000	69,771

JPMorgan Chase & Company, 1.04% (SOFR + 69.5), due 2/4/2027 (b)	25,000	21,243

Mitsubishi UFJ Financial Group, Inc., 0.96%, due 10/11/2025	70,000	63,740

Morgan Stanley, 0.56%, due 11/10/2023	50,000	49,726

Morgan Stanley, 0.73% (SOFR + 61.6), due 4/5/2024 (b)	100,000	97,586

Morgan Stanley, 2.19% (SOFR + 199), due 4/28/2026 (b)	25,000	22,932

Nasdaq, Inc., 0.45%, due 12/21/2022	75,000	74,257

Navient Corporation, 7.25%, due 9/25/2023	55,000	54,787

OneMain Finance Corporation, 6.13%, due 3/15/2024	65,000	62,607

Owl Rock Capital Corporation, 4.00%, due 3/30/2025	80,000	75,143

Royal Bank of Canada, 0.50%, due 10/26/2023	150,000	143,767

Starwood Property Trust, Inc., 4.75%, due 3/15/2025	25,000	22,721

StoneX Group, Inc., 8.63%, due 6/15/2025 (a)	50,000	50,504

Truist Bank, 1.25%, due 3/9/2023	40,000	39,478

Wells Fargo & Company, 1.65% (SOFR + 160), due 6/2/2024 (b)	75,000	73,239

		1,662,866

Health Care - 5.2%

AmerisourceBergen Corporation, 0.74%, due 3/15/2023	22,000	21,645

Anthem, Inc., 2.38%, due 1/15/2025	70,000	66,062

Thermo Fischer Scientific, Inc., 1.22%, due 10/18/2024	175,000	162,743

UnitedHealth Group, Inc., 0.55%, due 5/15/2024	50,000	46,863

		297,313

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.3% (Continued)	Par Value	Value

Industrials - 9.6%

Arconic Corporation, 6.00%, due 5/15/2025 (a)	$50,000	$48,128

Boeing Company (The), 1.43%, due 2/4/2024	75,000	71,247

Canadian Pacific Railway Ltd., 1.35%, due 12/2/2024	50,000	46,236

CNH Industrial Capital, LLC, 1.95%, due 7/2/2023	50,000	48,938

Crown Americas, LLC, 4.75%, due 2/1/2026	25,000	23,285

Hillenbrand, Inc., 5.75%, due 6/15/2025	60,000	58,500

John Deere Capital Corporation, 2.70%, due 1/6/2023	58,000	57,770

Quanta Services, Inc., 0.95%, due 10/1/2024	125,000	114,132

WESCO Distribution, Inc., 7.13%, due 6/15/2025 (a)	50,000	50,027

XPO Logistics, Inc., 6.25%, due 5/1/2025 (a)	26,000	26,073

		544,336

Materials - 2.1%

DuPont de Nemours, Inc., 1.70%, due 7/15/2025	50,000	45,967

Freeport-McMoran Copper & Gold, Inc., 3.88%, due 3/15/2023	15,000	14,907

Mercer International, Inc., 5.50%, due 1/15/2026	65,000	59,975

		120,849

Real Estate – 2.8%

Brookfield Property REIT, Inc., 4.50%, due 4/1/2027 (a)	36,000	29,517

iStar, Inc., 4.75%, due 10/1/2024	35,000	34,517

Simon Property Group, L.P., 3.50%, due 9/1/2025	50,000	47,740

Simon Property Group, L.P., 1.38%, due 1/15/2027	55,000	46,998

		158,772

Technology - 6.2%

CommScope Finance, LLC, 6.00%, due 3/1/2026 (a)	50,000	46,036

Hewlett Packard Enterprise Company, 1.75%, due 4/1/2026	115,000	102,314

Intel Corporation, 3.75%, due 8/5/2027	25,000	23,736

NVIDIA Corporation, 0.31%, due 6/15/2023	55,000	53,479

Salesforce.com, Inc., 0.62%, due 7/15/2024	60,000	55,926

VMware, Inc., 1.00%, due 8/15/2024	75,000	69,411

		350,902

Utilities - 9.1%

American Electric Power, 0.75%, due 11/1/2023	75,000	71,821

American Electric Power, 3.26%. due 11/1/2023	30,000	29,831

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.3% (Continued)	Par Value	Value

Utilities - 9.1% (Continued)

CenterPoint Energy Resources Corporation, 0.70%, due 3/2/2023	$55,000	$53,988

CenterPoint Energy Resources Corporation, 2.11%, due 3/2/2023	44,000	43,898

Dominion Energy, Inc., 3.82% (3MO LIBOR + 53), due 9/15/2023 (b)	45,000	44,790

NextEra Energy Capital Holdings, Inc., 3.25%, due 2/22/2023	140,000	139,594

NSG Holdings, LLC, 7.75%, due 12/15/2025 (a)	26,287	25,367

OGE Energy Corporation, 0.70%, due 5/26/2023	112,000	109,033

		518,322

Total Corporate Bonds (Cost $4,478,697)		$4,222,704

ASSET-BACKED SECURITIES - 1.5%	Par Value	Value
GS Mortgage Securities Trust, Series 2022-PJ4, 3.00%, due 9/25/2052 (Cost $90,099) (a)	$95,300	$84,860

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.5%	Par Value	Value

Federal Farm Credit Bank - 0.4%

Federal Farm Credit Bank, 4.47%, due 6/22/2028	$25,000	$24,340

Federal Home Loan Bank - 7.6%

Federal Home Loan Bank, 1.00%, due 6/14/2024	55,000	51,732

Federal Home Loan Bank, 0.65%, due 10/25/2024	75,000	69,220

Federal Home Loan Bank, 1.00%, due 11/22/2024	50,000	46,364

Federal Home Loan Bank, 1.25%, due 12/20/2024	30,000	27,995

Federal Home Loan Bank, 1.25%, due 12/20/2024	100,000	88,066

Federal Home Loan Bank, 1.50%, due 11/23/2026	30,000	26,631

Federal Home Loan Bank, 1.90%, due 2/17/2027	25,000	22,436

Federal Home Loan Bank, 2.75%, due 3/25/2027	55,000	51,076

Federal Home Loan Bank, 3.50%, due 4/26/2027	25,000	23,690

Federal Home Loan Bank, 4.50%, due 7/26/2027	25,000	24,753

		431,963

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.5% (Continued)	Par Value	Value

Federal Home Loan Mortgage Corporation - 0.9%

Federal Home Loan Mortgage Corporation, 3.25%, due 5/17/2024	$25,000	$24,559

Federal Home Loan Mortgage Corporation, 4.00%, due 5/17/2027	25,000	24,535

		49,094

U.S. Treasury Notes - 14.6%

U.S. Treasury Notes, 2.00%, due 2/15/2023	150,000	149,057

U.S. Treasury Notes, 0.25%, due 9/30/2023	55,000	52,826

U.S. Treasury Notes, 0.75%, due 12/31/2023	15,000	14,359

U.S. Treasury Notes, 0.25%, due 6/15/2024	15,000	14,010

U.S. Treasury Notes, 0.38%, due 9/15/2024	185,000	171,624

U.S. Treasury Notes, 0.75%, due 11/15/2024	65,000	60,399

U.S. Treasury Notes, 1.00%, due 12/15/2024	60,000	55,910

U.S. Treasury Notes, 2.13%, due 5/15/2025	60,000	56,834

U.S. Treasury Notes, 0.38%, due 11/30/2025	50,000	44,330

U.S. Treasury Notes, 1.50%, due 8/15/2026	30,000	27,134

U.S. Treasury Notes, 1.63%, due 9/30/2026	140,000	127,105

U.S. Treasury Notes, 1.50%, due 1/31/2027	65,000	58,294

		831,882

Total U.S. Government & Agency Obligations (Cost $1,412,453)		$1,337,279

CARILLON CHARTWELL SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% (c) (Cost $27,321)	27,321	$27,321

Investments at Value - 99.8% (Cost $6,008,570)		$5,672,164

Other Assets in Excess of Liabilities - 0.2%		13,685

Net Assets - 100.0%		$5,685,849

(a)

144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $521,673 as of September 30, 2022, representing 9.2% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(c)	The rate shown is the 7-day effective yield as of September 30, 2022.

LIBOR	- London Interbank offered Rate
SOFR	- Secured Overnight Financing Rate